Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 5,553	$ 15,931
Restricted cash	113	112
Short-term deposits	27,406	27,938
Marketable debt securities	30,470	31,622
Other receivable	669	827
Total current assets	64,211	76,430
Right of use assets	481	538
Property and equipment, net	157	171
Total non-current assets	638	709
Total assets	64,849	77,139
Current liabilities
Trade payables	3,876	5,999
Other payables	838	935
Total current liabilities	4,714	6,934
Non-current liabilities
Lease obligation	251	352
Total non-current liabilities	251	352
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 21,153,166 shares as of June 30, 2020; 21,139,385 shares as of December 31, 2019	58	58
Additional paid-in capital	177,853	176,696
Accumulated other comprehensive gain	498	35
Accumulated deficit	(118,525)	(106,936)
Total stockholders' equity	59,884	69,853
Total liabilities and stockholders' equity	$ 64,849	$ 77,139